EMPLOYEE BENEFIT PLANS Defined Benefit Plan, Fair Value on Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	$ 161,525	$ 150,154	$ 144,540
Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	161,525
Fair Value, Inputs, Level 1 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	144,705
Fair Value, Inputs, Level 2 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	2,713
Fair Value, Inputs, Level 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Cash | Fair Value, Inputs, Level 1 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	254
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		245
Cash | Fair Value, Inputs, Level 2 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Cash | Fair Value, Inputs, Level 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Cash | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	254
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		245
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	2,713
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		4,110
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	2,713
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		4,110
Fixed income mutual funds | Fair Value, Inputs, Level 1 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	69,862
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		65,139
Fixed income mutual funds | Fair Value, Inputs, Level 2 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Fixed income mutual funds | Fair Value, Inputs, Level 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Fixed income mutual funds | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	69,862
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		65,139
Equity mutual funds | Fair Value, Inputs, Level 1 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	74,589
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		65,212
Equity mutual funds | Fair Value, Inputs, Level 2 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Equity mutual funds | Fair Value, Inputs, Level 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Equity mutual funds | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	74,589
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		65,212
Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 1 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 2 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	14,107
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		15,448
Pension Plans Defined Benefit Total Assets in Fair Value Hierarchy Member | Fair Value, Inputs, Level 1 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		130,596
Pension Plans Defined Benefit Total Assets in Fair Value Hierarchy Member | Fair Value, Inputs, Level 2 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		4,110
Pension Plans Defined Benefit Total Assets in Fair Value Hierarchy Member | Fair Value, Inputs, Level 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plans Defined Benefit Total Assets in Fair Value Hierarchy Member | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount	$ 147,418	$ 134,706